INTEREST BEARING LOANS AND BORROWINGS - Maturity of long-term bank and other loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term bank and other loans, including current portion
Maturity of long-term bank and other loans
Total of long-term bank and other loans	¥ 40,483,334	¥ 31,700,272
Weighted average annual interest rate on long-term bank and other loans	5.67%	5.08%
Long-term bank and other loans, including current portion | Within 1 year
Maturity of long-term bank and other loans
Total of long-term bank and other loans	¥ 6,890,140	¥ 4,725,151
Long-term bank and other loans, including current portion | Between 1 and 2 years
Maturity of long-term bank and other loans
Total of long-term bank and other loans	5,174,015	8,000,722
Long-term bank and other loans, including current portion | Between 2 and 5 years
Maturity of long-term bank and other loans
Total of long-term bank and other loans	8,673,794	10,275,883
Long-term bank and other loans, including current portion | After 5 years
Maturity of long-term bank and other loans
Total of long-term bank and other loans	19,745,385	8,698,516
Loans from banks and other financial institutions
Maturity of long-term bank and other loans
Loans from banks and other financial institutions	40,458,488	31,669,170
Loans from banks and other financial institutions | Within 1 year
Maturity of long-term bank and other loans
Loans from banks and other financial institutions	6,883,500	4,718,809
Loans from banks and other financial institutions | Between 1 and 2 years
Maturity of long-term bank and other loans
Loans from banks and other financial institutions	5,171,738	7,994,380
Loans from banks and other financial institutions | Between 2 and 5 years
Maturity of long-term bank and other loans
Loans from banks and other financial institutions	8,666,967	10,268,857
Loans from banks and other financial institutions | After 5 years
Maturity of long-term bank and other loans
Loans from banks and other financial institutions	19,736,283	8,687,124
Other loans
Maturity of long-term bank and other loans
Other loans	24,846	31,102
Other loans | Within 1 year
Maturity of long-term bank and other loans
Other loans	6,640	6,342
Other loans | Between 1 and 2 years
Maturity of long-term bank and other loans
Other loans	2,277	6,342
Other loans | Between 2 and 5 years
Maturity of long-term bank and other loans
Other loans	6,827	7,026
Other loans | After 5 years
Maturity of long-term bank and other loans
Other loans	¥ 9,102	¥ 11,392